Note 19 - Financial instruments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
19.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2019		2018
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$10,696	$10,696	$32,414	$32,414
Restricted cash	35	35	34	34
Short-term investments	35,693	35,693	6,172	6,172
Long-term investments	4,172	4,172	10,445	10,445

The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported in the consolidated balance sheets approximate their estimated fair values.

Long-term investments in equity securities are reported at fair value for the year ended
December 31, 2019
and
2018.
The Company utilizes the measurement alternative for equity investments in privately-held companies without readily determinable fair values and revalues these investments at cost less impairment, plus or minus observable price changes (in orderly transactions) of an identical or similar investment of the same issuer.